UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Weighted Average Assumptions Used
The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model based on the following assumptions as of the grant date.

2017
Risk free interest rate	1.5%
Expected volatility of common units(1)	44.8%
Expected dividend yield(2)	0.0%
Expected life of options (in years)	5.0 years

(1) The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common units.
(2) The dividend yield has been estimated at 0.0% as the exercise price of the options are reduced by the value of distributions, declared and paid on a per unit basis.

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
A summary of option activity for the years ended December 31, 2019, 2018 and 2017 is presented below:

(in thousands of $, except per unit data)	Units (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2018	99	$16.10	2.9

Options outstanding at December 31, 2019	99	$14.49	1.9

Options exercisable at:
December 31, 2019	99	14.49	1.9
December 31, 2018	66	$16.10	2.9

	Year ended December 31
(in thousands of $)	2019	2018	2017
Fair value of unit options which fully vested in the year	233	233	233

Compensation cost recognized in the consolidated statement of operations	207	234	238